ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

NOTE 13 - ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES:

	September 30, 2025	December 31, 2024
Accrued expenses	$1,771,547	$1,787,985
Capital market advisory fees	1,419,388	1,500,000
Personnel related liabilities	1,610,577	1,400,141
Accrued Interest	2,103	34,561
Total	$4,803,615	$4,722,687